Equity accounted investees - Schedule of investments without control and significant influence (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Equity accounted investments at beginning of period	R$ 83,139
Equity accounted investments at end of period	64,484	R$ 83,139
Educbank Gestao de Pagamentos Educacionais S.A. ("Educbank")
Disclosure of associates [line items]
Equity accounted investments at beginning of period	83,139	0
Acquisition		87,651
Share of loss equity-accounted investees	(18,655)	(4,512)
Equity accounted investments at end of period	R$ 64,484	R$ 83,139